Debt	12 Months Ended
Dec. 31, 2023
Debt
Debt

14. Debt

Short-Term Debt

The components of short-term debt were as follows:

			December 31, 2023
	Financing			Short-term debt
Obligor/Applicant	structure	Maturity	Capacity	outstanding

			(in millions)
PLIC	Credit facility	October 2027	$800.0	$—
Total			$800.0	$—

			December 31, 2022
	Financing			Short-term debt
Obligor/Applicant	structure	Maturity	Capacity	outstanding

			(in millions)
PLIC	Credit facility	October 2027	$800.0	$—
Total			$800.0	$—

Our revolving credit facilities are committed and available for general corporate purposes. These credit facilities also provide 100% back-stop support for our commercial paper program, of which we had no outstanding balances as of both December 31, 2023 and 2022.

Long-Term Debt

The components of long-term debt were as follows:

	December 31, 2023
	Principal	Net unamortized discount, premium and debt issuance costs	Carrying amount

	(in millions)
Non-recourse mortgages and notes payable	$3.1	$(0.1)	$3.0
Total long-term debt	$3.1	$(0.1)	$3.0

	December 31, 2022
	Principal	Net unamortized discount, premium and debt issuance costs	Carrying amount

	(in millions)
Non-recourse mortgages and notes payable	$67.1	$0.7	$67.8
Total long-term debt	$67.1	$0.7	$67.8

The non-recourse mortgages and notes payable are primarily financings for real estate developments. As of December 31, 2023, the development had an outstanding principal balance of $3.0 million with an interest rate of 4.0%. As of December 31, 2022, outstanding principal balances ranged from $3.0 million to $15.9 million per development with interest rates ranging from 3.5% to 4.8%. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $321.7 million and $317.6 million as of December 31, 2023 and 2022, respectively.

As of December 31, 2023, future annual maturities of long-term debt were as follows (in millions):

Year ending December 31:
2024	$0.1
2025	0.1
2026	0.9
2027	0.9
2028	1.0
Thereafter	—
Total future maturities of long-term debt	$3.0